As filed with the Securities and Exchange Commission on July 1, 2014

Registration Nos. 333-123756 811-21742

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[ ]

Pre-Effective Amendment No. __	[ ]

Post-Effective Amendment No. 11	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[ ]

Amendment No. 15	[X]

FIRST INVESTORS LIFE SEPARATE ACCOUNT E
(Exact Name of Registrant)

FIRST INVESTORS LIFE INSURANCE COMPANY
(Name of Depositor)

40 Wall Street, New York, New York 10005
(Address of Depositor's Principal Executive Offices)

(212) 858-8200
(Depositor's Telephone Number, including Area Code)

Carol E. Springsteen
First Investors Life Insurance Company
40 Wall Street
New York, New York 10005
(Name and Address of Agent for Service)

Copies of all communications to:
K&L Gates LLP
1601 K Street, NW
Washington, DC  20006-1600
Attn: Diane Ambler, Esq.

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Post-Effective Amendment to the Registration Statement.

It is proposed that this filing will become effective (check the appropriate box):

[X]	Immediately upon filing pursuant to paragraph (b) of Rule 485

[_]	On (date) pursuant to paragraph (b) of Rule 485

[_]	60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_]	On (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[_]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title and Amount of Securities Being Registered:  An indefinite amount of units of interest in First  Investors Life Separate Account E under variable life insurance policies.

SUPPLEMENT DATED JULY 1, 2014
To the Prospectus dated May 1, 2014 For

SPVL Modified Single Premium Variable Life Insurance Policy

Issued by First Investors Life Insurance Company
Through First Investors Life Separate Account E

This supplement updates certain information contained in the prospectus and should be attached to the prospectus and retained for future reference.

The purpose of this supplement is to make changes to your prospectus regarding the Subaccounts available under your Contract. Effective July 1, 2014, your Contract will offer one additional Subaccount corresponding to a Fund of the Life Series Funds, the Limited Duration High Quality Bond Fund. The updates to your prospectus reflecting this change are described below with references to those parts of the prospectus modified by this supplement.

1. In the “Investment Options” section on page 2 of the prospectus, the first sentence in the first paragraph is deleted in its entirety and replaced with the following:

You may allocate Your premiums to any of the 13 Subaccounts of Separate Account E and the Fixed Account.

2. In the “Life Series Funds” section on page 10 of the prospectus, the second sentence in the first paragraph is deleted in its entirety and replaced with the following:

The Funds consist of 13 separate series (“Funds”), all of which are available to Policyowners of Separate Account E.

3. In the “Life Series Funds” section on page 11 of the prospectus, the table is deleted in its entirety and replaced with the following:

Fund	Investment Objective

Cash Management Fund	High rate of current income consistent with the preservation of capital and maintenance of liquidity.
Equity Income Fund	Total return.
Fund For Income	High current income.
Government Fund	A significant level of current income which is consistent with security and liquidity of principal.
Growth & Income Fund	Long-term growth of capital and current income.
International Fund	Long-term capital growth.
Investment Grade Fund	A maximum level of income consistent with investment in investment grade debt securities.
Limited Duration High Quality Bond Fund	Current income consistent with low volatility of principal.
Opportunity Fund	Long-term capital growth.
Select Growth Fund	Long-term growth of capital.
Special Situations Fund	Long-term growth of capital.
Target Maturity 2015 Fund	A predictable compounded investment return for those who hold their Fund shares until the Fund’s maturity, consistent with preservation of capital.
Total Return Fund	High, long-term total investment return consistent with moderate investment risk.

***************************

Investors Should Retain this Supplement for Future Reference

FILSPVL0714

SUPPLEMENT DATED JULY 1, 2014
TO THE STATEMENT OF ADDITIONAL INFORMATION FOR THE
VARIABLE LIFE INSURANCE POLICIES
OFFERED BY
FIRST INVESTORS LIFE INSURANCE COMPANY
THROUGH
FIRST INVESTORS LIFE SEPARATE ACCOUNT E
DATED MAY 1, 2014

The chart under the heading “General Description” at page 2-3 of the SAI is deleted in its entirety and replaced with the following:

Name	FIL Office	Principal Occupation for Last Five Years
Carol Lerner Brown	Secretary
Assistant Secretary FIC since 1989; Secretary FIL and FIMCO since 1989; Secretary FICC 1989-2011, Assistant Secretary FICC since 2011; Secretary ADM since 1989; and Secretary First Investors Advisory Services, LLC since 2012.

Craig D. Cloyed	Director	Director FIL and FICC since 2012; President and Director Calvert Investment Distributors, Inc. from 1998 to March 2012.
William H. Drinkwater	Senior Vice President and Chief Actuary	Senior Vice President and Chief Actuary FIL since 2003.
Lawrence M. Falcon	Senior Vice President and Comptroller	Senior Vice President and Comptroller FIL since 1990.
Francis X. Gannon	Chief Financial Officer and Treasurer
Chief Financial Officer and Treasurer FIL, FIC, ADM and FICC since 2013; Chief Financial Officer FIMCO since 2013; Chief Financial Officer First Investors Advisory Services, LLC since 2013; Principal FX Capital LLC 2009-2013; Corporate Comptroller AlliedBarton 2010-2011; and Director Jefferson Wells International 2008-2009.

Anthony M. Garcia	Director
President and Chief Executive Officer Foresters since 2014; Chairman and Director FICC since 2014; Director FIL since 2014; President Western & Southern Agency Group 2012-2014; and President and Chief Executive Officer TIAA-CREF Life Insurance Company 2009-2012.

Steven Guterman	Director	Director FIL and FICC since 2012; Chief Executive Officer InstantLabs Medical Diagnostics Corp. since 2010; and Senior Managing Director AIG Investments 2001-2009.
Jason Helbraun	Assistant Vice President	Assistant Vice President FIL since 2006.
William M. Lipkus	Chairman and Director
President, First Investors Family of Funds since June 2014; Chief Executive Officer, President and Director since 2012, Chief Administrative Officer 2012-2014, Treasurer 1999-2013 and Chief Financial Officer 1997-2013 of FICC; Chairman since 2012, Director since 2007, Chief Administrative Officer 2012-2014, and Chief Financial Officer 1998-2013 of FIMCO; Chairman since 2012, Director since 2011, Chief Administrative Officer 2012-2014, Treasurer and Chief Financial Officer 1998-2013 of FIC; Chairman since 2012, Director since 2007 , Chief Administrative Officer 2012-2014, Treasurer and Chief Financial Officer 1998-2013 of Administrative Data Management Corp.; Chairman and Director since 2012, Chief Administrative Officer

2012-2014, Vice President 1996- 2014, Treasurer and Chief Financial Officer 1996-2013 of FIL; and Chairman and Member of Board of Managers since 2012, Chief Financial Officer 2012-2013 of First Investors Advisory Services, LLC.
Martha E. Marcon	Director	Director Foresters Life Insurance Company since 2013; Director FIL and FICC since 2011; Director Foresters since 2009; Director Mercury General Corp. 2008-present; and Director NIA Group 2006-present.
Loretta McCarthy	Director	Director FIL and FICC since 2012; Managing Director and Co-Leader at New York Forum Golden Seeds, LLC since 2005; and Principal McCarthy Group, LLC since 2002.
Glen Mueller	Vice President and Chief Underwriter	Vice President and Chief Underwriter FIL since 2005.
David Schimmel	Vice President	Vice President since 2011and Assistant Vice President 2006-2011 of FIL.
John Shey	Assistant Vice President	Assistant Vice President FIL since 2006.
Carol E. Springsteen	President, and Director	President and Director FIL since 2003; and Member of Board of Managers, First Investors Advisory Services, LLC since 2012.

***************************

Investors Should Retain this Supplement for Future Reference

FILSAIE0714

FIRST INVESTORS LIFE SEPARATE ACCOUNT E

PART C: OTHER INFORMATION

Item 26.	Exhibits

(a)	Resolution of the Board of Directors of First Investors Life Insurance Company establishing Separate Account E. /2/
(b)	Not applicable.
(c)	Underwriting Agreement
(1) Amended Underwriting Agreement between First Investors Life Insurance Company, First Investors Life Separate Account E and First Investors Corporation. /4/
(d)	Specimen Modified Single Premium Variable Life Insurance Policy issued by First Investors Life Insurance Company for participation in Separate Account E. /2/
(e)	Form of application used with Policies. /2/
(f)	(1) Declaration of Intention and Charter of First Investors Life Insurance Company. /1/
(i) Certificate of Amendment. /1/
(ii) Certificate of Amendment. /1/
(iii) Certificate of Amendment. /1/
(iv) Certificate of Amendment. /1/
(2) By-laws of First Investors Life Insurance Company. /1/
(g)	Not applicable.
(h)	Not applicable.
(i)	Not applicable.
(j)	Not applicable.
(k)	Opinion and consent of counsel. /3/
(l)	Not applicable.
(m)	Sample Calculations for the illustration in the Registration Statement have been included within the Prospectus and Statement of Additional Information.
(n)	Consents of Independent Certified Public Accountants. /5/
(o)	Not applicable.
(p)	Not applicable.
(q)	The Registrant claims an exemption pursuant to Rule 6e-3(T)(b)(12)(iii) under the 1940 Act to the extent necessary with respect to all procedures disclosed in this Registration Statement.
(r)	(1) Powers of Attorney for Craig D. Cloyed, Steven Guterman, Martha E. Marcon and Loretta McCarthy. /4/
________________________
/1/
Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form S-6 filed by First Investors Life Insurance Company on behalf of First Investors Life Level Premium Variable Life Insurance (Separate Account B) on May 19, 1997 (File Nos. 002-98410; 811-04328).

/2/	Incorporated herein by reference to this Registration Statement as initially filed on April 1, 2005.
/3/	Incorporated herein by reference to Pre-Effective Amendment No. 1 to this Registration Statement filed on August 24, 2005.
/4/
Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6 filed by First Investors Life Insurance Company on behalf of First Investors Life Separate Account E on March 14, 2014 (File Nos. 333-191937; 811-21742).

/5/	Incorporated herein by reference to Post-Effective Amendment No. 10 to this Registration Statement filed on April 28, 2014.

Item 27.	Directors and Officers of the Depositor

The following are the Directors and Officers of First Investors Life Insurance Company (unless otherwise noted, an individual’s business address is 40 Wall Street, New York, New York 10005).

Name and Principal Business Address	Position and Office with First Investors Life Insurance Company

Carol Lerner Brown	Secretary

Craig D. Cloyed	Director

William H. Drinkwater	Senior Vice President and Chief Actuary

Lawrence M. Falcon Raritan Plaza 1 Edison, NJ 08837	Senior Vice President and Comptroller

Francis X. Gannon Raritan Plaza 1 Edison, NJ 08837	Chief Financial Officer and Treasurer

Anthony M. Garcia	Director

Steven Guterman	Director

Jason Helbraun	Assistant Vice President

William M. Lipkus Raritan Plaza 1 Edison, NJ 08837	Chairman and Director

Martha E. Marcon	Director

Loretta McCarthy	Director

Glen Mueller Raritan Plaza 1 Edison, NJ 08837	Vice President and Chief Underwriter

David Schimmel Raritan Plaza 1 Edison, NJ 08837	Vice President

John Shey	Assistant Vice President

Carol E. Springsteen	President and Director

Item 28.	Persons Controlled by or Under Common Control with the Depositor or Registrant

Registrant is a Separate Account of First Investors Life Insurance Company, the Depositor, and, as such, might be deemed to be controlled by First Investors Life Insurance Company.  First Investors Life Insurance Company’s parent company is First Investors Consolidated Corporation (FICC) (Delaware), a holding company.  Set forth below are all persons controlled by FICC:

Administrative Data Management Corp. (New York).  Ownership: 100% owned by FICC; Principal Business: Transfer Agent; Affiliate of First Investors Life Insurance Company.

First Investors Corporation (New York).  Ownership:  100% owned by FICC; Principal Business: Broker-Dealer; Affiliate of First Investors Life Insurance Company.

First Investors Management Company, Inc. (New York).  Ownership: 100% of voting common stock owned by FICC; Principal Business: Investment Advisor; Affiliate of First Investors Life Insurance Company.

First Investors Advisory Services, LLC (Delaware).  Ownership: 100% owned by FICC; Principal Business: Investment Advisor; Affiliate of First Investors Life Insurance Company.

FICC’s parent company is The Independent Order of Foresters (Canada), a fraternal benefit society.  The organizational chart below sets forth all persons that are controlled by The Independent Order of Foresters.

None of the persons identified in this Item is a subsidiary of the Registrant.  Therefore, the only financial statements being filed are those of the Registrant and First Investors Life Insurance Company.

*The organizational chart below is current as of June 12, 2014.

Item 29.	Indemnification

Article V of the By-Laws of First Investors Life Insurance Company provides as follows:

Section 5.6     Indemnification of Directors, Officers and Employees.  Any person made, or threatened to be made, a party to an action or proceeding (including, without limitation, one by or in the right of the Corporation to procure a judgment in its favor), whether civil, criminal, administrative or investigative, including an appeal therein, by reason of the fact that he or she, his or her testator or testatrix or intestate then is or was a director, officer or employee of the Corporation, or then serves or has served any other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise, in any capacity at the request of the Corporation, shall be indemnified by the Corporation against expenses, judgments, fines, attorney’s fees, and amounts paid in settlement to the full extent that officers, directors and employees are permitted to be indemnified by the laws of the State of New York.  The provisions of this section shall not adversely affect any right to indemnification which any person may have apart from the provisions of this section.  The Corporation may also provide for indemnification and advancement of expenses to any director or officer to the extent provided in a resolution of shareholders, resolution of directors or an agreement providing for such indemnification.

Reference is hereby made to the New York Business Corporation Law, Sections 721 through 726.

The general effect of this Indemnification will be to indemnify any person made, or threatened to be made, a party to an action by or in the right of the corporation to procure a judgment in its favor by reason of the fact that the person, or that person's testator or intestate, is or was a director or officer of the corporation, or is or was serving at the request of the corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorney's fees, actually and necessarily incurred in connection with the defense or settlement of such action, or in connection with an appeal therein if such director or officer acted in good faith, for a purpose reasonably believed by that person to be in, and not opposed to, the best interests of the corporation and not otherwise knowingly unlawful.

The directors and officers of First Investors Life are insured against certain liabilities arising out of their conduct in such capacities.  The policy is subject to certain terms and conditions and to the specified coverage limit set forth in the policy.

Item 30.	Principal Underwriter

(a)	First Investors Corporation, Underwriter of the Registrant, is also underwriter for:

First Investors Equity Funds
First Investors Income Funds
First Investors Tax Exempt Funds
First Investors Life Variable Annuity Fund A
First Investors Life Level Premium Variable Life Insurance (Separate Account B)
First Investors Life Variable Annuity Fund C
First Investors Life Variable Annuity Fund D

(b)	The following persons are the officers and directors of First Investors Corporation:

(The principal business address of each director and officer listed below is c/o First Investors Legal Department, 40 Wall Street, New York, New York 10005.)

Name and Principal Business Address	Position and Office with First Investors Corporation

Carol Lerner Brown	Assistant Secretary

Francis X. Gannon	Chief Financial Officer and Treasurer

Laury Heydon-O’Neil	Vice President - Marketing

George D. Karris	Senior Vice President

William M. Lipkus	Chairman and Director

Frederick Miller	Senior Vice President

Larry Noyes	President and Director

Elizabeth Reilly	Vice President

Mark Segal	Assistant Vice President

Marjorie Solowey	Vice President

Jay Stainsby	Assistant Secretary

William J. Vogt	Vice President

(c) Not Applicable.

Item 31.	Location of Accounts and Records

The accounts, books and other documents required to be maintained pursuant to Section 31(a) of the 1940 Act and rules promulgated thereunder are maintained by First Investors Life Insurance  Company at its office at Raritan Plaza 1, Edison, NJ 08837; at Vital Records, 563 New Center Road, Flagtown, NJ 08821 (electronic record storage); and at Archive Systems, 25 Commerce Road, Fairfield, NJ 07004 (archive records).

Item 32.	Management Services

Not applicable.

Item 33.	Fee Representation

Registrant hereby makes the following representation:

Representation Regarding Reasonableness of Aggregate Policy Fees and Charges Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940.

First Investors Life Insurance Company (“First Investors Life”) represents that the fees and charges deducted under the Policies described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by First Investors Life under the Policies.  First Investors Life bases its representations on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for First Investors Life to earn a profit; the degree to which the Policies include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice.  This representation applies to all Policies sold pursuant to this Registration Statement, including those sold on terms specifically described in the prospectus and statement of additional information contained herein, or any variations therein, based on supplements, endorsements, or riders to any Policy, prospectus, statement of additional information or otherwise.

SIGNATURES

As required by the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant represents and certifies that this Post-Effective Amendment No. 11 (“Amendment”) to its Registration Statement on Form N-6 meets all the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act and that it has caused this Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York (or the City of Edison, State of New Jersey for Ms. Springsteen and Messrs. Lipkus, Falcon and Gannon), on this 1st day of July, 2014.

FIRST INVESTORS LIFE SEPARATE ACCOUNT E
(Registrant)

BY:	FIRST INVESTORS LIFE INSURANCE COMPANY /s/ Carol E. Springsteen (Depositor) (On behalf of the Registrant and itself)

By:	/s/ Carol E. Springsteen Carol E. Springsteen President and Director

As required by the 1933 Act, this Amendment to the Registrant’s Registration Statement on Form N-4 has been signed below by the following officers and directors of the Depositor in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/ Carol E. Springsteen	President and Director	July 1, 2014
Carol E. Springsteen

/s/ William M. Lipkus	Chairman and Director	July 1, 2014
William M. Lipkus

/s/ Francis X. Gannon	Chief Financial Officer and	July 1, 2014
Francis X. Gannon	Treasurer

/s/ Lawrence M. Falcon	Senior Vice President and	July 1, 2014
Lawrence M. Falcon	Comptroller

/s/ William H. Drinkwater	Senior Vice President and	July 1, 2014
William H. Drinkwater	Chief Actuary

/s/ Craig D. Cloyed	Director	July 1, 2014
Craig D. Cloyed*

	Director	July 1, 2014
Anthony M. Garcia

/s/ Steven Guterman	Director	July 1, 2014
Steven Guterman*

/s/ Martha E. Marcon	Director	July 1, 2014
Martha E. Marcon*

/s/ Loretta McCarthy	Director	July 1, 2014
Loretta McCarthy*

* By: /s/ Carol E. Springsteen Carol E. Springsteen (Attorney-in-Fact)	July 1, 2014